UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10637

Nuveen Ohio Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)
	November 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.7% (4.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 2,380	5.875%, 6/01/30	6/17 at 100.00	Baa3	$ 1,849,760
390	5.875%, 6/01/47	6/17 at 100.00	Baa3	275,005
20	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	19,403
	Series 2002, 5.375%, 5/15/33
2,790	Total Consumer Staples			2,144,168
	Education and Civic Organizations – 6.1% (4.2% of Total Investments)
350	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	344,061
	2006, 5.000%, 7/01/41
1,125	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series	5/12 at 100.00	A3	1,169,246
	2002, 5.750%, 5/01/16
500	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa2	466,090
	2005, 5.000%, 12/01/24
1,975	Total Education and Civic Organizations			1,979,397
	Health Care – 26.7% (18.3% of Total Investments)
750	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	BBB+	701,070
	5.500%, 11/01/40
695	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	682,754
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
600	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	11/19 at 100.00	Aa2	607,644
	Improvement Series 2009, 5.250%, 11/01/40
420	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	415,481
	2005, 5.000%, 11/01/40
300	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/12 at 100.00	AA–	301,668
	Partners, Refunding Series 2002, 5.375%, 10/01/30
500	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	5/11 at 100.50	N/R	501,165
	5.375%, 11/15/29 – AMBAC Insured
160	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	165,278
	Inc., Series 2006, 5.250%, 5/15/21
500	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	508,775
	5.000%, 5/01/30
105	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	109,314
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic
	Health System Obligated Group, Series 2008A:
600	5.000%, 1/01/25	1/18 at 100.00	Aa2	627,636
100	5.250%, 1/01/33	1/18 at 100.00	Aa2	102,793
200	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health	5/20 at 100.00	AA+	199,038
	System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured
2,000	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	2,101,500
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
100	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	104,505
	Obligated Group, Series 2009A, 5.500%, 1/01/39
675	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	796,635
	Obligated Group, Tender Option Bond Trust 3551, 19.585%, 1/01/33 (IF)
335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/12 at 100.00	A–	338,554
	Obligated Group, Series 2000B, 6.375%, 11/15/30
250	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	236,460
	5.250%, 11/15/36
110	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A	111,619
	5.750%, 12/01/35
8,400	Total Health Care			8,611,889
	Housing/Multifamily – 3.2% (2.2% of Total Investments)
200	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aaa	204,736
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
175	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	AAA	173,924
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
685	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	AAA	654,812
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
1,060	Total Housing/Multifamily			1,033,472
	Housing/Single Family – 1.0% (0.7% of Total Investments)
355	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	349,565
	9/01/31 (Alternative Minimum Tax)
	Industrials – 7.0% (4.8% of Total Investments)
555	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland	5/12 at 102.00	BBB–	535,137
	Christian Home Project, Series 2002C, 5.950%, 5/15/22
480	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries,	7/12 at 100.00	BBB	486,312
	Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)
1,000	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa3	1,147,520
	Series 1992, 6.450%, 12/15/21
400	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	75,000
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5), (6)
2,435	Total Industrials			2,243,969
	Long-Term Care – 1.1% (0.7% of Total Investments)
95	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	94,410
	Services, Improvement Series 2010A, 5.625%, 7/01/26
245	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	238,338
	Refunding & improvement Series 2010, 6.625%, 4/01/40
340	Total Long-Term Care			332,748
	Tax Obligation/General – 33.0% (22.6% of Total Investments)
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006:
1,815	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA+	804,898
1,000	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	414,950
300	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	325,182
1,000	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,077,320
250	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	260,918
1,275	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%,	6/17 at 100.00	AA+	1,287,329
	12/01/34 – AGM Insured
1,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	Aa3	1,009,390
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
1,000	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aa2	1,068,750
	5.000%, 12/01/22 – NPFG Insured
210	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	Aa2	222,781
	5.000%, 12/01/25 – FGIC Insured
1,270	Lorain, Ohio, General Obligation Bonds, Series 2002, 5.125%, 12/01/26 – AMBAC Insured	12/12 at 100.00	A3	1,271,435
235	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	237,336
500	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AA+	521,200
	2006, 5.000%, 12/01/25 – AGM Insured
100	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aaa	104,367
	Series 2007, 5.000%, 12/01/31
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	Aa3	50,603
	5.250%, 12/01/36
150	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	152,198
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
1,130	Solon, Ohio, General Obligation Refunding and Improvement Bonds, Series 2002,	12/12 at 100.00	AAA	1,210,038
	5.000%, 12/01/18
500	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995,	6/17 at 100.00	AA+	513,140
	5.250%, 12/01/36 – AGC Insured
100	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	No Opt. Call	AA	102,072
	School Improvment Series 2009, 5.125%, 12/01/37
11,885	Total Tax Obligation/General			10,633,907
	Tax Obligation/Limited – 9.6% (6.6% of Total Investments)
75	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio,	12/19 at 100.00	Aa2	74,482
	Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34
1,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 –	12/16 at 100.00	A1	988,170
	AMBAC Insured
1,000	Midview Local School District, Lorain County, Ohio, Certificates of Participation, Series	5/13 at 100.00	A1	1,005,720
	2003, 5.000%, 11/01/30
200	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AA+	209,200
	Series 2005A, 5.000%, 4/01/25 – AGM Insured
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	448,180
	2009A, 0.000%, 8/01/34
1,835	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A,	No Opt. Call	A+	383,276
	0.000%, 8/01/35
6,110	Total Tax Obligation/Limited			3,109,028
	Transportation – 5.7% (3.9% of Total Investments)
1,550	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 –	No Opt. Call	AA	1,845,012
	FGIC Insured
	U.S. Guaranteed – 37.4% (25.6% of Total Investments) (4)
725	Eaton City School District, Preble County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 101.00	Aa2 (4)	806,041
	5.750%, 12/01/21 (Pre-refunded 12/01/12) – FGIC Insured
1,300	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001,	12/11 at 100.00	Aa1 (4)	1,366,430
	5.500%, 12/01/28 (Pre-refunded 12/01/11)
1,000	Hilliard, Ohio, General Obligation Bonds, Series 2002, 5.375%, 12/01/22	12/12 at 100.00	Aa1 (4)	1,095,090
	(Pre-refunded 12/01/12)
500	Miami East Local School District, Miami County, Ohio, General Obligation Bonds, Series 2002,	6/12 at 100.00	AA+ (4)	534,640
	5.125%, 12/01/29 (Pre-refunded 6/01/12) – AGM Insured
1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.500%,	9/11 at 100.00	Aa2 (4)	1,038,660
	9/01/12 (Pre-refunded 9/01/11)
2,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University,	10/12 at 100.00	N/R (4)	2,174,999
	Series 2002B, 5.500%, 10/01/22 (Pre-refunded 10/01/12)
1,250	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/12 at 100.00	AA+ (4)	1,333,375
	Series 2002A, 5.500%, 4/01/18 (Pre-refunded 4/01/12) – AGM Insured
160	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	189,070
	Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured
230	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	Aaa	240,868
	5.000%, 12/01/21 (Pre-refunded 12/01/11) – AGM Insured
1,000	Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B, 5.000%,	9/11 at 100.00	AA+ (4)	1,037,190
	9/15/20 (Pre-refunded 9/15/11)
1,000	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AA+ (4)	1,143,960
	Bonds, Series 2004A, 5.250%, 12/01/21 (Pre-refunded 6/01/14) – FGIC Insured
1,035	Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation	12/11 at 100.00	Aa2 (4)	1,085,777
	Bonds, School Facilities Construction and Improvement, Series 2001, 5.250%, 12/01/20
	(Pre-refunded 12/01/11) – FGIC Insured
11,200	Total U.S. Guaranteed			12,046,100
	Utilities – 7.8% (5.4% of Total Investments)
500	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	504,435
	Series 2008A, 5.250%, 2/15/43
1,500	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	A2	1,548,405
	Series 2002, 5.250%, 2/15/17 – NPFG Insured
1,595	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B, 0.000%, 11/15/32 –	No Opt. Call	A–	471,689
	NPFG Insured
3,595	Total Utilities			2,524,529
	Water and Sewer – 0.5% (0.4% of Total Investments)
130	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%,	12/17 at 100.00	A1	130,456
	12/01/32 – AMBAC Insured
40	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	AAA	41,472
	5.000%, 12/01/21 – AGM Insured
170	Total Water and Sewer			171,928
$ 51,865	Total Investments (cost $45,418,454) – 145.8%			47,025,712
	Other Assets Less Liabilities – 2.3%			728,477
	Preferred Shares, at Liquidation Value – (48.1)% (7)			(15,500,000)
	Net Assets Applicable to Common Shares – 100%			$ 32,254,189

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$46,950,712	$75,000	$47,025,712

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$ —
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	75,000
Balance at the end of period	$75,000

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2010, the cost of investments was $45,372,656.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2010, were as follows:

Gross unrealized:
Appreciation	$2,298,827
Depreciation	(645,771)
Net unrealized appreciation (depreciation) of investments	$1,653,056

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest option call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	Subsequent to the reporting period, the Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.0%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2011